Property plant and equipment, net (Details Narrative)	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 22,260	¥ 154,157	¥ 194,444